Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in deferred acquisition costs and intangible assets
At beginning of year	$ 14,239
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	494	$ (631)
At end of year	16,216	14,239
Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	14,206	12,758
Removal of discontinued UK and Europe operations		(62)
Additions	1,354	1,411
Amortisation	85	699
Exchange differences	43	31
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	494	(631)
At end of year	16,182	14,206
Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	33	99
Removal of discontinued UK and Europe operations		(72)
Additions	3	11
Amortisation	(4)	(5)
Exchange differences	2
At end of year	$ 34	$ 33